Gotham Short Strategies ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 86.3%	Shares	Value
Advertising - 0.4%
Omnicom Group, Inc.	528	$45,429

Aerospace & Defense - 3.1%
General Electric Co.	563	93,903
HEICO Corp.	8	1,902
L3Harris Technologies, Inc.	552	116,075
Leonardo DRS, Inc. (a)	28	905
Lockheed Martin Corp.	25	12,148
Northrop Grumman Corp.	172	80,718
Rocket Lab USA, Inc. (a)	3,616	92,099
		397,750

Agriculture - 0.7%
Darling Ingredients, Inc. (a)	2,519	84,865

Airlines - 0.4%
SkyWest, Inc. (a)	522	52,268

Apparel - 1.0%
Crocs, Inc. (a)	559	61,227
Kontoor Brands, Inc.	713	60,898
		122,125

Auto Parts & Equipment - 0.0%(b)
Allison Transmission Holdings, Inc.	49	5,295

Beverages - 0.1%
Brown-Forman Corp. - Class B	167	6,343

Biotechnology - 6.3%
ADMA Biologics, Inc. (a)	3,922	67,262
Biogen, Inc. (a)	1,214	185,645
Bio-Rad Laboratories, Inc. - Class A (a)	237	77,857
Blueprint Medicines Corp. (a)	280	24,421
Exelixis, Inc. (a)	3,750	124,875
Halozyme Therapeutics, Inc. (a)	1,074	51,348
Illumina, Inc. (a)	539	72,026
Incyte Corp. (a)	280	19,340
United Therapeutics Corp. (a)	232	81,859
Vertex Pharmaceuticals, Inc. (a)	264	106,313
		810,946

Building Materials - 3.5%
Armstrong World Industries, Inc.	49	6,925
Builders FirstSource, Inc. (a)	544	77,754
Eagle Materials, Inc.	117	28,871
Johnson Controls International PLC	1,629	128,577
Lennox International, Inc.	18	10,967
Louisiana-Pacific Corp.	334	34,586
Masco Corp.	890	64,587
Trane Technologies PLC	114	42,106
Vulcan Materials Co.	226	58,134
		452,507

Chemicals - 3.9%
Ashland, Inc.	328	23,439
Avient Corp.	1,112	45,436
Axalta Coating Systems Ltd. (a)	160	5,475
Balchem Corp.	5	815
Cabot Corp.	342	31,228
CF Industries Holdings, Inc.	364	31,056
DuPont de Nemours, Inc.	1,088	82,960
Eastman Chemical Co.	240	21,917
Ecolab, Inc.	50	11,716
Element Solutions, Inc.	1,076	27,363
FMC Corp.	3,284	159,635
Olin Corp.	120	4,056
RPM International, Inc.	398	48,978
		494,074

Coal - 0.9%
Teck Resources Ltd. - Class B	2,940	119,158

Commercial Services - 1.5%
Booz Allen Hamilton Holding Corp.	897	115,444
Cintas Corp.	251	45,858
FTI Consulting, Inc. (a)	6	1,147
Herc Holdings, Inc.	1	189
TransUnion	223	20,674
United Rentals, Inc.	18	12,680
		195,992

Computers - 3.3%
CACI International, Inc. - Class A (a)	49	19,799
Gartner, Inc. (a)	7	3,391
Hewlett Packard Enterprise Co.	6,463	137,985
Leidos Holdings, Inc.	509	73,327
Maximus, Inc.	410	30,607
NetApp, Inc.	52	6,036
Parsons Corp. (a)	513	47,324
Qualys, Inc. (a)	1	140
Science Applications International Corp.	32	3,577
Seagate Technology Holdings PLC	706	60,935
Western Digital Corp. (a)	760	45,319
		428,440

Distribution & Wholesale - 0.5%
LKQ Corp.	507	18,632
Pool Corp.	53	18,070
WESCO International, Inc.	20	3,619
WW Grainger, Inc.	28	29,514
		69,835

Electric - 3.1%
Brookfield Renewable Corp.	2,399	66,356
Constellation Energy Corp.	233	52,124
Dominion Energy, Inc.	2,582	139,067
Talen Energy Corp. (a)	701	141,231
		398,778

Electrical Components & Equipment - 1.6%
Acuity Brands, Inc.	114	33,303
Emerson Electric Co.	134	16,607
Generac Holdings, Inc. (a)	887	137,529
Universal Display Corp.	79	11,550
		198,989

Electronics - 1.2%
Allegion PLC	89	11,631
Itron, Inc. (a)	240	26,059
NEXTracker, Inc. - Class A (a)	2,342	85,553
Plexus Corp. (a)	212	33,174
		156,417

Engineering & Construction - 2.9%
Arcosa, Inc.	19	1,838
Comfort Systems USA, Inc.	2	848
EMCOR Group, Inc.	319	144,794
Frontdoor, Inc. (a)	117	6,397
IES Holdings, Inc. (a)	114	22,910
Jacobs Solutions, Inc.	478	63,870
Primoris Services Corp.	508	38,811
Sterling Infrastructure, Inc. (a)	120	20,214
TopBuild Corp. (a)	215	66,938
		366,620

Entertainment - 0.0%(b)
Churchill Downs, Inc.	34	4,540

Environmental Control - 0.1%
Pentair PLC	97	9,762

Food - 4.2%
Conagra Brands, Inc.	1,716	47,619
General Mills, Inc.	1,018	64,918
Ingredion, Inc.	818	112,524
J M Smucker Co.	264	29,071
Mondelez International, Inc. - Class A	127	7,586
Pilgrim's Pride Corp. (a)	2,716	123,279
Sprouts Farmers Market, Inc. (a)	227	28,845
Tyson Foods, Inc. - Class A	2,259	129,757
		543,599

Forest Products & Paper - 0.4%
International Paper Co.	878	47,254

Gas - 0.3%
National Fuel Gas Co.	547	33,192
Southwest Gas Holdings, Inc.	161	11,384
		44,576

Hand & Machine Tools - 0.1%
Stanley Black & Decker, Inc.	228	18,306

Healthcare-Products - 3.6%
Align Technology, Inc. (a)	8	1,668
Globus Medical, Inc. - Class A (a)	670	55,416
Hologic, Inc. (a)	1,135	81,822
ICU Medical, Inc. (a)	416	64,551
Natera, Inc. (a)	45	7,123
QIAGEN NV	2,248	100,103
Revvity, Inc.	1,303	145,428
		456,111

Healthcare-Services - 4.8%
Charles River Laboratories International, Inc. (a)	141	26,029
Cigna Group	569	157,124
Encompass Health Corp.	20	1,847
HealthEquity, Inc. (a)	60	5,757
Molina Healthcare, Inc. (a)	243	70,725
Tenet Healthcare Corp. (a)	1,424	179,751
UnitedHealth Group, Inc.	193	97,631
Universal Health Services, Inc. - Class B	411	73,742
		612,606

Home Builders - 0.0%(b)
Installed Building Products, Inc.	3	526

Household Products & Wares - 0.5%
Clorox Co.	373	60,579

Internet - 2.1%
Gen Digital, Inc.	757	20,727
Hims & Hers Health, Inc. (a)	656	15,862
Okta, Inc. (a)	122	9,614
Q2 Holdings, Inc. (a)	236	23,753
Spotify Technology SA (a)	379	169,557
Uber Technologies, Inc. (a)	401	24,188
		263,701

Iron & Steel - 0.3%
Carpenter Technology Corp.	4	679
Commercial Metals Co.	723	35,861
Reliance, Inc.	26	7,000
		43,540

Leisure Time - 1.7%
Carnival Corp. (a)	4,876	121,510
Life Time Group Holdings, Inc. (a)	2,338	51,717
Norwegian Cruise Line Holdings Ltd. (a)	1,633	42,017
		215,244

Machinery-Construction & Mining - 0.0%(b)
Caterpillar, Inc.	2	725

Machinery-Diversified - 1.6%
Applied Industrial Technologies, Inc.	126	30,173
Chart Industries, Inc. (a)	629	120,038
Cognex Corp.	22	789
CSW Industrials, Inc.	37	13,054
Toro Co.	468	37,487
		201,541

Media - 1.0%
Charter Communications, Inc. - Class A (a)	231	79,180
Comcast Corp. - Class A	750	28,147
Nexstar Media Group, Inc.	113	17,851
Sirius XM Holdings, Inc.	246	5,609
		130,787

Metal Fabricate & Hardware - 0.5%
Valmont Industries, Inc.	208	63,787

Mining - 3.0%
Agnico Eagle Mines Ltd.	1,712	133,895
Freeport-McMoRan, Inc.	1,133	43,145
Kinross Gold Corp.	10,639	98,624
Royal Gold, Inc.	290	38,236
Southern Copper Corp.	756	68,850
		382,750

Miscellaneous Manufacturing - 0.4%
Carlisle Cos., Inc.	137	50,531

Office - Business Equipment - 1.1%
Zebra Technologies Corp. - Class A (a)	368	142,129

Oil & Gas - 6.9%
Canadian Natural Resources Ltd.	2,720	83,966
Cenovus Energy, Inc.	2,555	38,708
Chevron Corp.	1,581	228,992
CNX Resources Corp. (a)	923	33,846
ConocoPhillips	418	41,453
EOG Resources, Inc.	1,836	225,057
Hess Corp.	165	21,947
Ovintiv, Inc.	5,067	205,214
SM Energy Co.	46	1,783
Texas Pacific Land Corp.	6	6,636
		887,602

Oil & Gas Services - 0.2%
ChampionX Corp.	270	7,341
NOV, Inc.	1,355	19,783
Schlumberger NV	66	2,531
		29,655

Packaging & Containers - 1.4%
AptarGroup, Inc.	14	2,199
Ball Corp.	922	50,830
Crown Holdings, Inc.	1,025	84,757
Silgan Holdings, Inc.	770	40,079
		177,865

Pharmaceuticals - 2.8%
Cencora, Inc.	108	24,265
CVS Health Corp.	3,385	151,953
Elanco Animal Health, Inc. (a)	9,935	120,313
Viatris, Inc.	4,889	60,868
		357,399

Retail - 3.6%
Carvana Co. (a)	110	22,370
Casey's General Stores, Inc.	48	19,019
Dollar Tree, Inc. (a)	594	44,514
Dutch Bros, Inc. - Class A (a)	91	4,767
Five Below, Inc. (a)	1,386	145,475
Gap, Inc.	1,892	44,708
MSC Industrial Direct Co., Inc. - Class A	96	7,170
Texas Roadhouse, Inc.	343	61,887
Walgreens Boots Alliance, Inc.	11,906	111,083
		460,993

Semiconductors - 3.6%
Applied Materials, Inc.	506	82,291
Cirrus Logic, Inc. (a)	584	58,155
Lam Research Corp.	1,963	141,788
Marvell Technology, Inc.	796	87,918
Semtech Corp. (a)	1,491	92,218
		462,370

Software - 2.6%
ACI Worldwide, Inc. (a)	956	49,626
Adobe, Inc. (a)	55	24,457
Asana, Inc. - Class A (a)	190	3,851
C3.ai, Inc. - Class A (a)	278	9,571
Clearwater Analytics Holdings, Inc. - Class A (a)	2,371	65,250
DocuSign, Inc. (a)	89	8,005
Elastic NV (a)	45	4,459
Electronic Arts, Inc.	21	3,072
Procore Technologies, Inc. (a)	147	11,015
ROBLOX Corp. - Class A (a)	253	14,639
Twilio, Inc. - Class A (a)	453	48,960
Veeva Systems, Inc. - Class A (a)	448	94,192
		337,097

Telecommunications - 1.7%
BCE, Inc.	1,440	33,379
Ciena Corp. (a)	931	78,958
Lumen Technologies, Inc. (a)	498	2,644
TELUS Corp.	1,617	21,926
T-Mobile US, Inc.	268	59,156
Ubiquiti, Inc.	62	20,580
		216,643

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	182	10,176

Transportation - 3.3%
CSX Corp.	279	9,003
FedEx Corp.	126	35,448
JB Hunt Transport Services, Inc.	594	101,372
Kirby Corp. (a)	339	35,866
Matson, Inc.	714	96,276
Norfolk Southern Corp.	13	3,051
Old Dominion Freight Line, Inc.	42	7,409
Schneider National, Inc. - Class B	1,431	41,900
United Parcel Service, Inc. - Class B	723	91,170
		421,495
TOTAL COMMON STOCKS (Cost $11,467,683)		11,059,720

TOTAL INVESTMENTS - 86.3% (Cost $11,467,683)		11,059,720
Other Assets in Excess of Liabilities - 13.7%		1,759,664
TOTAL NET ASSETS - 100.0%		$12,819,384
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Gotham Short Strategies ETF
Schedule of Total Return Swap Contracts
December 31, 2024 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
ACI Worldwide, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	$571	$(79)
ACI Worldwide, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,904	(323)
Acuity Brands, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,506	(89)
ADMA Biologics, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,947	(749)
Adobe, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,668	(2)
Agnico Eagle Mines Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	7,508	(760)
Agnico Eagle Mines Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	10,871	(29)
Align Technology, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	209	2
Allison Transmission Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	540	(4)
Applied Industrial Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,113	(44)
Applied Materials, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,855	(128)
AptarGroup, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	314	(1)
Arcosa, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	290	(9)
Armstrong World Industries, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	707	(9)
Asana, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	365	(43)
Avient Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	6,497	(979)
Avient Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	490	(105)
Axalta Coating Systems Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	684	0
Balchem Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	163	(2)
BCE, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	3,129	(1,309)
Biogen, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	10,399	(1,876)
Biogen, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,881	(171)
Bio-Rad Laboratories, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,256	(86)
Blueprint Medicines Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	611	(99)
Blueprint Medicines Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	698	(100)
Booz Allen Hamilton Holding Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	1,931	(851)
Booz Allen Hamilton Holding Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	11,326	(779)
Brookfield Renewable Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	3,375	(115)
Brookfield Renewable Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,485	(337)
Brown-Forman Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	798	1
Builders FirstSource, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,290	(962)
C3.ai, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,067	(138)
Cabot Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,926	(251)
CACI International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,424	(39)
Canadian Natural Resources Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	93	(11)
Canadian Natural Resources Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,168	52
Carlisle Cos., Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,795	(222)
Carnival Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	13,432	(566)
Carvana Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,644	(216)
Casey's General Stores, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,585	(74)
Cencora, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,921	(66)
Cenovus Energy, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	1,651	(104)
Cenovus Energy, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,772	20
CF Industries Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	2,304	(18)
CF Industries Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,706	(6)
ChampionX Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	843	(12)
Chart Industries, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	5,344	751
Chart Industries, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	10,496	1,047
Charter Communications, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	6,170	289
Charter Communications, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	343	(50)
Chevron Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	14,049	(819)
Chevron Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	11,442	(225)
Churchill Downs, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	267	2
Ciena Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	8,735	(237)
Cigna Group	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	14,912	(530)
Cintas Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,481	(518)
Cirrus Logic, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	299	(42)
Clearwater Analytics Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	275	(58)
Clearwater Analytics Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,458	(537)
Clorox Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	5,035	(25)
Clorox Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,462	(41)
CNX Resources Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,567	(4)
Comcast Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,927	(143)
Commercial Metals Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,819	(112)
Conagra Brands, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,106	75
ConocoPhillips	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,562	136
Constellation Energy Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,816	(194)
Crown Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,375	(362)
CSW Industrials, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,058	(23)
CSX Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	839	9
CVS Health Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	16,968	(645)
Darling Ingredients, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,467	(500)
DocuSign, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	809	(33)
Dollar Tree, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,695	283
Dominion Energy, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	4,686	(283)
Dominion Energy, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,786	(306)
DuPont de Nemours, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	2,516	(333)
DuPont de Nemours, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,863	(505)
Dutch Bros, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	576	(13)
Eagle Materials, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,455	(285)
Eastman Chemical Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	1,370	(149)
Eastman Chemical Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	913	(1)
Ecolab, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	4,452	(324)
Elanco Animal Health, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	14,084	(3,727)
Elanco Animal Health, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,998	(118)
Elastic NV	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	495	(67)
Electronic Arts, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	293	(5)
Element Solutions, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	1,475	(142)
Element Solutions, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,958	(136)
EMCOR Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	4,993	(202)
EMCOR Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	10,440	(556)
Emerson Electric Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,859	(8)
Encompass Health Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	185	(18)
Encompass Health Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	185	(15)
EOG Resources, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	7,355	(412)
EOG Resources, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	18,632	(1,003)
Exelixis, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	4,396	(174)
Exelixis, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,624	(472)
FedEx Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,220	76
Five Below, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	15,744	(523)
FMC Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	15,507	(4,183)
FMC Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,625	(52)
Freeport-McMoRan, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	5,750	(1,466)
Freeport-McMoRan, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,818	(60)
Frontdoor, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	328	(11)
Frontdoor, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	711	(17)
FTI Consulting, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	382	(19)
Gap, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,868	(102)
Gartner, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	484	(2)
Gen Digital, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,327	(28)
Generac Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	4,031	(444)
Generac Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	11,939	(809)
General Electric Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	15,345	(250)
General Mills, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,078	(29)
Globus Medical, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	579	2
Globus Medical, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,459	(65)
Graphic Packaging Holding Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	30,908	1,008
Halozyme Therapeutics, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	2,630	(176)
Halozyme Therapeutics, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,538	42
Hasbro, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,621	(36)
HealthEquity, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	672	18
HEICO Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	238	0
Hess Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	1,596	(122)
Hess Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,128	61
Hewlett Packard Enterprise Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	15,223	(417)
Hims & Hers Health, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,789	(169)
Hologic, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	7,137	(926)
Hologic, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,667	(34)
ICU Medical, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	6,827	(599)
ICU Medical, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	310	(55)
IES Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,612	(409)
Illumina, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	10,022	(209)
Incyte Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,141	18
Ingredion, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/09/2028	3,301	552
Ingredion, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	6,603	691
Ingredion, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,714	(124)
Installed Building Products, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	175	(3)
International Paper Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,436	(139)
Itron, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,823	(162)
J M Smucker Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,524	(170)
Jacobs Solutions, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	6,147	(390)
Jacobs Solutions, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	401	(14)
JB Hunt Transport Services, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	10,410	(463)
JB Hunt Transport Services, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,365	10
Johnson Controls International PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	5,367	(245)
Johnson Controls International PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,077	(653)
Kinross Gold Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	2,002	(234)
Kinross Gold Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,038	(249)
Kirby Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	1,058	(103)
Kirby Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,645	(236)
Kontoor Brands, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	1,708	12
Kontoor Brands, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,125	(147)
L3Harris Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	6,939	(1,274)
L3Harris Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,098	(325)
Lam Research Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	15,241	(394)
Lam Research Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,912	7
Leidos Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	8,067	(167)
Lennox International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,219	(37)
Leonardo DRS, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	97	(1)
Life Time Group Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	4,092	(320)
Life Time Group Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,212	(72)
LKQ Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	2,205	(34)
Lockheed Martin Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	972	(10)
Louisiana-Pacific Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,038	(17)
Lumen Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	950	(258)
Marvell Technology, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,941	(461)
Masco Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	3,193	(378)
Masco Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,064	(253)
Matson, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	7,416	(144)
Matson, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,966	(367)
Maximus, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	3,210	(681)
Maximus, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,045	(10)
Molina Healthcare, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	7,567	(441)
Molina Healthcare, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	873	(3)
Mondelez International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	836	(18)
MSC Industrial Direct Co., Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	822	(8)
Natera, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	792	(32)
National Fuel Gas Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	2,427	67
National Fuel Gas Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,153	(31)
NetApp, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	580	(15)
Nexstar Media Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,896	(142)
NEXTracker, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	5,297	(631)
NEXTracker, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,443	(133)
Norfolk Southern Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	469	(7)
Northrop Grumman Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	8,917	(954)
Norwegian Cruise Line Holdings Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	4,245	(15)
Norwegian Cruise Line Holdings Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	720	(29)
NOV, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	876	(59)
NOV, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,606	(88)
Okta, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,103	(68)
Old Dominion Freight Line, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	882	(29)
Olin Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	406	(46)
Omnicom Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,904	(289)
Ovintiv, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	3,524	(121)
Ovintiv, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	19,359	(1,240)
Parsons Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	2,030	(404)
Parsons Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,321	(243)
Pentair PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,208	(5)
Pilgrim's Pride Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/09/2028	3,041	621
Pilgrim's Pride Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	9,169	894
Pilgrim's Pride Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,043	(107)
Plexus Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	469	(31)
Plexus Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,130	(102)
Pool Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,046	(22)
Primoris Services Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,202	(227)
Procore Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,199	(115)
Q2 Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	201	(5)
Q2 Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,912	(115)
QIAGEN NV	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	11,493	(633)
QIAGEN NV	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	172	(3)
Reliance, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	539	1
Revvity, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	12,947	(1,202)
Revvity, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,795	(93)
ROBLOX Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,620	(51)
Rocket Lab USA, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	2,292	1,419
Rocket Lab USA, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,870	398
Royal Gold, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,219	(213)
RPM International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,415	(161)
Schlumberger NV	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	345	11
Schneider National, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	264	(15)
Schneider National, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,187	(241)
Science Applications International Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	894	(94)
Seagate Technology Holdings PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	5,955	(1,130)
Seagate Technology Holdings PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	863	(19)
Semtech Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	10,082	(509)
Silgan Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	4,112	73
Silgan Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	52	(2)
Sirius XM Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	707	25
SkyWest, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	1,702	(177)
SkyWest, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,506	(400)
SM Energy Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	194	8
Southern Copper Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	3,579	(837)
Southern Copper Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,374	(353)
Southwest Gas Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	1,202	(25)
Spotify Technology SA	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	19,237	(987)
Sprouts Farmers Market, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,177	(26)
Stanley Black & Decker, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,168	(150)
Sterling Infrastructure, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,021	(66)
Talen Energy Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	15,513	(506)
Teck Resources Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	5,593	(1,035)
Teck Resources Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,701	(670)
TELUS Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	2,170	(389)
TELUS Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	827	(31)
Tenet Healthcare Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/09/2028	7,826	227
Tenet Healthcare Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	10,351	(981)
Tenet Healthcare Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,272	(47)
Texas Roadhouse, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,856	(322)
T-Mobile US, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,401	(29)
TopBuild Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,293	(159)
Toro Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,005	(52)
Trane Technologies PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,802	(132)
TransUnion	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	2,318	(288)
TransUnion	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,205	(69)
Twilio, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	3,567	1,437
Twilio, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,729	0
Tyson Foods, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	12,579	(1,071)
Tyson Foods, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,412	(122)
Uber Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,654	(24)
Ubiquiti, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	1,660	685
United Parcel Service, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	7,188	(502)
United Parcel Service, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,279	(43)
United Rentals, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,409	(33)
United Therapeutics Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	8,821	(371)
UnitedHealth Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	10,623	93
Universal Display Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,023	(140)
Universal Health Services, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	8,792	(1,955)
U.S. Federal Funds Effective Rate (Continuous Series)		Receive	EFFR + 0.25%	Termination	11/14/2029	0	1
Valmont Industries, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	6,133	101
Valmont Industries, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,067	(55)
Veeva Systems, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	11,564	(706)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	11,678	234
Viatris, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	660	(27)
Viatris, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,760	(291)
Vulcan Materials Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	3,858	(278)
Vulcan Materials Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,830	(110)
Walgreens Boots Alliance, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	2,883	58
Walgreens Boots Alliance, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	8,826	649
WESCO International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	362	3
Western Digital Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,128	(96)
WW Grainger, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,162	(63)
Zebra Technologies Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	10,042	(25)
Zebra Technologies Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,952	(162)
							$(57,639)
							$0
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Accenture PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(126,996)	6,185
Advanced Energy Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(12,141)	(473)
Advanced Energy Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(21,507)	373
AES Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(43,063)	6,632
AES Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(189,871)	5,131
AGCO Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(36,364)	910
AGCO Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(111,615)	1,949
Agilent Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(155,163)	4,821
Air Products and Chemicals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(21,173)	1,818
Air Products and Chemicals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(127,908)	9,422
Akamai Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(32,999)	569
Alamos Gold, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(5,532)	264
Alamos Gold, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(59,045)	458
Alaska Air Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(13,857)	(3,170)
Alaska Air Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(50,117)	(8,317)
Albemarle Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(12,568)	1,736
Albertsons Cos., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(5,264)	(33)
Algonquin Power & Utilities Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/09/2028	(87,799)	25,999
Algonquin Power & Utilities Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(3,378)	1,375
Allegro MicroSystems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(6,908)	(115)
Allegro MicroSystems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(4,612)	67
Alliant Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(16,973)	(1,156)
Alliant Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(20,403)	9
Alnylam Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(71,534)	11,192
Alnylam Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(60,475)	4,114
Altair Engineering, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(3,928)	(14)
Amcor PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(29,030)	2,340
Amcor PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(23,610)	1,795
Ameren Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(21,750)	(233)
Ameren Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(135,671)	2,890
American Electric Power Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(64,930)	3,063
American Electric Power Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(242,196)	7,501
Amkor Technology, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(18,779)	638
Analog Devices, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(12,748)	149
Antero Midstream Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(91)	0
Antero Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(22,712)	(1,729)
APA Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(91,783)	17,827
APA Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(48,974)	(3,929)
Apple, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(380,638)	(1,191)
AppLovin Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(76,424)	(37,354)
AppLovin Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(42,422)	(323)
Aptiv PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(177,630)	(4,525)
Arcadium Lithium PLC	Morgan Stanley	Pay	EFFR + (0.26)%	Termination	05/10/2029	(84,045)	(14,028)
Arcadium Lithium PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(40,301)	(356)
Archer-Daniels-Midland Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(118,015)	3,455
Archrock, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(35,767)	857
Aspen Technology, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(9,236)	(214)
Aspen Technology, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(115,828)	168
ATI, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(52,783)	27
ATI, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(96,100)	4,805
Atmos Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(20,891)	33
Autodesk, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(125,322)	1,532
AutoNation, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(20,211)	176
Avidity Biosciences, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(4,915)	1,757
Becton Dickinson & Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(13,612)	251
Becton Dickinson & Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(218,022)	911
BellRing Brands, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(133,201)	3,294
Bentley Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(10,461)	306
BJ's Wholesale Club Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(37,884)	3,272
Black Hills Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(30,430)	1,677
Boeing Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(384,267)	(1,506)
Boot Barn Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(27,176)	2,479
Boot Barn Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(19,281)	(420)
Boston Scientific Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(3,483)	(5)
Brink's Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(1,206)	97
Brink's Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(4,917)	167
Broadcom, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(101,314)	(17,453)
BRP, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(6,155)	1,122
Bruker Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(103,347)	11,874
Bruker Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(130,898)	(3,127)
Bunge Global SA	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(34,137)	3,027
Bunge Global SA	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(46,656)	6,664
Burlington Stores, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(34,492)	873
BWX Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(4,567)	451
BWX Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(45,559)	7,655
Cadence Design Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(82,326)	1,052
CAE, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(127)	(5)
Cameco Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,388)	164
CarMax, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,880)	51
CCC Intelligent Solutions Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(30,897)	(2,321)
CCC Intelligent Solutions Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(3,871)	185
Celanese Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(14,742)	4,701
Celanese Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(113,781)	287
Celestica, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(8,953)	421
Celsius Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(9,640)	1,100
Celsius Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,555)	75
CH Robinson Worldwide, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(58,479)	2,911
Chipotle Mexican Grill, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(83,274)	5,382
Chord Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(137,147)	24,933
Chord Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,572)	(122)
Cisco Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(166,885)	(2,503)
CMS Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(7,332)	229
Coca-Cola Consolidated, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,260)	(28)
Construction Partners, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(3,981)	(279)
Construction Partners, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(19,107)	2,040
Core & Main, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(93,267)	(9,820)
Core & Main, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(21,993)	36
Crinetics Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(61,458)	2,193
Crinetics Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(10,635)	247
Crowdstrike Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(367,822)	9,262
Darden Restaurants, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(29,497)	(243)
Devon Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(9,230)	1,738
Devon Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(132,098)	7,311
Dexcom, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(356,964)	(25,293)
Dexcom, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(17,887)	536
Diamondback Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(33,094)	2,791
Diamondback Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(211,013)	2,943
Dick's Sporting Goods, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(142,338)	(6,735)
Diodes, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(3,824)	1,500
Dolby Laboratories, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(27,960)	(1,160)
Dolby Laboratories, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(30,459)	441
Donaldson Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(31,789)	1,924
Dow, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(139,893)	30,621
Dow, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(36,278)	2,764
Doximity, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(28,350)	1,597
DR Horton, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(4,195)	(12)
Dropbox, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(4,326)	(510)
Dropbox, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(160,293)	(1,886)
DTE Energy Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(78,367)	1,386
DTE Energy Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,657)	(25)
Duke Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(12,067)	48
Dynatrace, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(53,752)	2,929
EchoStar Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/09/2028	(31,694)	(11,704)
EchoStar Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(71,883)	(10,921)
EchoStar Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(18,618)	157
elf Beauty, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(17,954)	(2,653)
Eli Lilly & Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(359,752)	17,884
Enbridge, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(234,214)	(33,558)
Enbridge, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,758)	(89)
Entergy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(21,533)	(4,894)
EQT Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(15,862)	(983)
Essential Utilities, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(908)	4
Eversource Energy	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(18,263)	1,006
Eversource Energy	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(169,591)	5,125
Exact Sciences Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(10,170)	154
Expedia Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,236)	(34)
Exxon Mobil Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(65,187)	5,415
Exxon Mobil Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(28,398)	(482)
Fabrinet	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,419)	88
First Solar, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(130,418)	21,286
First Solar, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(102,748)	7,084
FirstEnergy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(121,170)	8,394
FirstEnergy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(13,923)	90
Floor & Decor Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(11,665)	405
Floor & Decor Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,496)	17
Flowers Foods, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(2,066)	114
Flowers Foods, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(27,891)	1,782
Fluor Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(5,524)	187
Fluor Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(115,902)	10,613
Fortive Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(5,400)	(15)
Franco-Nevada Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(17,051)	2,049
Franco-Nevada Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(75,728)	2,522
Frontier Communications Parent, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(23,423)	423
Frontier Communications Parent, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(154,311)	455
GATX Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(36,106)	(4,564)
Genuine Parts Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(122,014)	130
Genuine Parts Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(96,093)	3,897
Globant SA	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(19,512)	979
Graphic Packaging Holding Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(63,989)	2,695
Graphic Packaging Holding Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(38,893)	1,973
Group 1 Automotive, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(5,901)	(607)
Group 1 Automotive, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(7,165)	(80)
GXO Logistics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(7,047)	2,580
GXO Logistics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(10,223)	3,808
Haemonetics Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(4,529)	603
Hexcel Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,254)	12
Hilton Worldwide Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(43,994)	(600)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(108,998)	1,313
Home Depot, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(29,563)	(2,308)
Home Depot, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(4,668)	188
Honeywell International, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(173,709)	3,245
Huntington Ingalls Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(161,380)	54,539
Huntington Ingalls Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(62,738)	1,982
Huntsman Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(33,842)	12,709
IDACORP, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(546)	9
Immunovant, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(35,248)	4,872
Insmed, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(170,115)	9,647
Insmed, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(53,506)	1,158
Integer Holdings Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/09/2028	(81,765)	(8,163)
Integer Holdings Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(30,347)	(2,183)
Intel Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(251,868)	5,963
Intel Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(105,122)	(2,883)
InterDigital, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(2,712)	(304)
InterDigital, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(4,843)	25
International Business Machines Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(314,797)	15,765
International Flavors & Fragrances, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(13,782)	480
Intuit, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(212,433)	8,710
Ionis Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(524)	67
Ionis Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(15,312)	459
Jabil, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(11,800)	92
JBT Marel Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(508)	0
Kenvue, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(37,384)	3,610
Kenvue, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(224,239)	24,463
Keysight Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(29,235)	1,709
Kinder Morgan, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(24,578)	(387)
Klaviyo, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(866)	(162)
Klaviyo, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(30,724)	(1,733)
Knife River Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(19,617)	435
Kroger Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(53,445)	964
Lamb Weston Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/09/2028	(18,712)	4,302
Lamb Weston Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(50,924)	9,240
Lantheus Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(8,588)	157
Lattice Semiconductor Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(174,085)	(10,875)
Lattice Semiconductor Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(81,293)	1,448
Live Nation Entertainment, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(7,641)	(1,291)
Live Nation Entertainment, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(110,075)	1,368
Loar Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(4,065)	741
Loar Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(443)	108
Lululemon Athletica, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(3,059)	(491)
Lululemon Athletica, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(68,834)	(1,013)
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(520)	33
Macy's, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(13,612)	82
Marriott International, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(37,378)	(371)
Marriott International, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(51,325)	1,179
Martin Marietta Materials, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(280,976)	11,181
Martin Marietta Materials, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(11,363)	461
Matador Resources Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(50,353)	(4,184)
Matador Resources Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(15,528)	(677)
McDonald's Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(29,279)	604
MGM Resorts International	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(11,608)	866
MGM Resorts International	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(14,172)	707
Moderna, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(13,306)	(450)
Modine Manufacturing Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(32,576)	(479)
Modine Manufacturing Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(73,963)	11,476
MongoDB, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(19,323)	906
Moog, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(1,968)	166
Moog, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(4,921)	574
Mosaic Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(140,155)	7,262
Neogen Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/09/2028	(13,670)	6,437
Neurocrine Biosciences, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(30,849)	247
New Jersey Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(22,392)	505
Newmont Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(10,384)	289
NiSource, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(30,731)	(1,168)
NiSource, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(662)	(9)
Noble Corp. PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(942)	90
Noble Corp. PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(345)	(13)
Nordson Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(61,098)	1,706
Nucor Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(40,148)	10,082
Nucor Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(10,737)	3,393
Nutrien Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(20,719)	1,924
Nutrien Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(111,204)	4,741
Nuvalent, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(8,533)	474
Occidental Petroleum Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(395,082)	2,555
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(214,742)	(26,545)
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(48,062)	(621)
ONE Gas, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(20,498)	856
ONE Gas, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(69)	7
Oracle Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(375,607)	18,769
Ormat Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/09/2028	(46,253)	836
Palantir Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(145,361)	3,856
Paramount Global	Morgan Stanley	Pay	EFFR + (0.83)%	Termination	11/14/2029	(3,337)	76
Paychex, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(99,977)	(285)
Pegasystems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(466)	(48)
Pegasystems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(932)	22
Pembina Pipeline Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(105,344)	8,094
Pembina Pipeline Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(14,226)	(10)
Penske Automotive Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(3,506)	(9)
Penske Automotive Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(6,555)	336
Performance Food Group Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(6,933)	(689)
Performance Food Group Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,875)	17
Phillips 66	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(3,190)	214
Portland General Electric Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/09/2028	(5,496)	(336)
Portland General Electric Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(17,317)	1,741
Post Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(44,067)	1,454
PPL Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(13,438)	(110)
Primo Brands Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(7,508)	38
Public Service Enterprise Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(5,069)	(2)
Pure Storage, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(185,150)	(1,070)
Range Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,547)	(30)
REVOLUTION Medicines, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(3,630)	(8)
Reynolds Consumer Products, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,726)	67
RH	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,574)	9
Rivian Automotive, Inc.	Morgan Stanley	Pay	EFFR + (0.58)%	Termination	05/10/2029	(9,802)	(272)
Rockwell Automation, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(9,431)	(371)
Rockwell Automation, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(265,499)	4,004
RXO, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(1,812)	433
RXO, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(8,606)	1,565
Saia, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,734)	123
Samsara, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(15,947)	10
Sarepta Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(212,418)	6,707
Sarepta Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(30,154)	(1,003)
Sealed Air Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,150)	10
SentinelOne, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(96,614)	3,231
SharkNinja, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(5,939)	54
Simpson Manufacturing Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(83,578)	10,156
Simpson Manufacturing Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(22,055)	2,342
Six Flags Entertainment Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(10,554)	(430)
Six Flags Entertainment Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(40,335)	(1,239)
Skechers USA, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(56,885)	(3,956)
Skechers USA, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(34,091)	(2,958)
SPS Commerce, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(11,775)	608
SS&C Technologies Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(29,933)	27
Stantec, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(392)	17
Stantec, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(10,983)	915
Summit Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.78)%	Termination	11/14/2029	(12,777)	127
Super Micro Computer, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(11,552)	4,120
Super Micro Computer, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,073)	(820)
Tapestry, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(5,357)	(320)
Teradyne, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(263,551)	4,083
Tesla, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(11,711)	(4,350)
Tesla, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(12,923)	(90)
Tetra Tech, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(23,147)	726
TG Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(12,522)	101
Thomson Reuters Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,566)	47
Thor Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(6,125)	415
Timken Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(8,208)	690
Timken Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(49,674)	2,902
TKO Group Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(7,106)	57
Tractor Supply Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(3,343)	61
TransAlta Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(13,414)	18
TriNet Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(5,809)	(229)
TriNet Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(14,523)	513
Ulta Beauty, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(26,966)	(1,714)
United Airlines Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(6,603)	8
United States Cellular Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,254)	(3)
United States Steel Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(149,794)	19,646
United States Steel Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(151,391)	9,317
Unity Software, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(4,382)	30
U.S. Federal Funds Effective Rate (Continuous Series)		Pay	EFFR + (0.25)%	Termination	05/10/2029	0	(142)
U.S. Federal Funds Effective Rate (Continuous Series)		Pay	EFFR + (0.25)%	Termination	05/10/2029	0	(7)
U.S. Federal Funds Effective Rate (Continuous Series)		Pay	EFFR + (0.25)%	Termination	11/14/2029	0	0
U.S. Federal Funds Effective Rate (Continuous Series)		Pay	EFFR + (0.25)%	Termination	11/14/2029	0	(1)
U.S. Federal Funds Effective Rate (Continuous Series)		Pay	EFFR + (0.25)%	Termination	11/14/2029	0	0
Vail Resorts, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(11,247)	1
Varonis Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,533)	39
Vaxcyte, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(24,149)	1,838
VeriSign, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(23,180)	(566)
Walmart, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(102,818)	3,317
Warner Bros Discovery, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(72,087)	(18,809)
Warner Bros Discovery, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(71,834)	(919)
Waste Connections, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(56,450)	2,546
Waste Connections, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(27,624)	2,467
WEC Energy Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(105,325)	1,773
WEC Energy Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(95,545)	3,183
West Pharmaceutical Services, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(92,699)	1,181
Whirlpool Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(12,936)	228
Williams Cos., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(143,634)	(35,138)
Wolfspeed, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/09/2028	(87)	297
Xcel Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/09/2028	(78,728)	(15,170)
Xcel Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(50,370)	(8,233)
Zeta Global Holdings Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(115,658)	10,407
ZoomInfo Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(10,909)	890
Zscaler, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(6,134)	271
Zscaler, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(8,299)	291
							$380,334
Net Unrealized Appreciation (Depreciation)							$322,695

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2024.

EFFR - Effective Federal Funds Rate was 4.33% as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Gotham Short Strategies ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$11,059,720	$–	$–	$11,059,720
Total Investments	$11,059,720	$–	$–	$11,059,720

Other Financial Instruments:
Total Return Swaps*	$779,947	$–	$–	$779,947
Total Other Financial Instruments	$779,947	$–	$–	$779,947

Liabilities:
Other Financial Instruments:
Total Return Swaps*	$(457,252)	$–	$–	$(457,252)
Total Other Financial Instruments	$(457,252)	$–	$–	$(457,252)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of December 31, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.